UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CAVU Capital Advisors, LLC

Address:    20 Marshall Street, Suite 102
            South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Gilmore
Title: Chief Financial Officer
Phone: 203-286-0453


Signature, Place and Date of Signing:

/s/James Gilmore                  South Norwalk, CT          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  $30,758
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE
                                                    CAVU Capital Advisors, LLC
                                                        December 31, 2010


COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MANGRS     SOLE   SHARED  NONE
ABERCROMBIE & FITCH CO         CL A           002896207     885      22,500   SH           Sole        None    22,500
AMR CORP                       COM            001765106     627     100,000   SH           Sole        None   100,000
BAKER HUGHES INC               COM            057224107     639      15,000   SH           Sole        None    15,000
BALLY TECHNOLOGIES INC         COM            05874B107   1,307      37,400   SH           Sole        None    37,400
BJS WHOLESALE CLUB INC         COM            05548J106     623      15,000   SH           Sole        None    15,000
BOEING CO                      COM            097023105   1,331      20,000   SH           Sole        None    20,000
BOYD GAMING CORP               COM            103304101   1,450     200,000   SH           Sole        None   200,000
CAMERON INTERNATIONAL CORP     COM            13342B105     430      10,000   SH           Sole        None    10,000
CROCS INC                      COM            227046109   1,936     148,952   SH           Sole        None   148,952
EATON CORP                     COM            278058102   2,887      35,000   SH           Sole        None    35,000
FORD MTR CO DEL                COM PAR $0.01  345370860     612      50,000   SH           Sole        None    50,000
GOODYEAR TIRE & RUBR CO        COM            382550101     963      89,610   SH           Sole        None    89,610
GREEN MTN COFFEE ROASTERS IN   COM            393122106   1,404      45,000   SH           Sole        None    45,000
HHGREGG INC                    COM            42833L108     371      15,000   SH           Sole        None    15,000
INTERNATIONAL GAME TECHNOLOG   COM            459902102     578      40,000   SH           Sole        None    40,000
LIMITED BRANDS INC             COM            532716107     551      22,500   SH           Sole        None    22,500
MANITOWOC INC                  COM            563571108     333      27,500   SH           Sole        None    27,500
MGM RESORTS INTERNATIONAL      COM            552953101   1,579     140,000   SH           Sole        None   140,000
NATIONAL OILWELL VARCO INC     COM            637071101     445      10,000   SH           Sole        None    10,000
PARKER HANNIFIN CORP           COM            701094104   1,401      20,000   SH           Sole        None    20,000
PETROHAWK ENERGY CORP          COM            716495106     404      25,000   SH           Sole        None    25,000
PRECISION CASTPARTS CORP       COM            740189105     318       2,500   SH           Sole        None     2,500
PULTE GROUP INC                COM            745867101     241      27,500   SH           Sole        None    27,500
RADIOSHACK CORP                COM            750438103   1,277      59,862   SH           Sole        None    59,862
ROSS STORES INC                COM            778296103   2,186      40,000   SH           Sole        None    40,000
ROYAL CARIBBEAN CRUISES LTD    COM            V7780T103   1,498      47,500   SH           Sole        None    47,500
TALBOTS INC                    COM            874161102   1,834     140,000   SH           Sole        None   140,000
TEREX CORP NEW                 COM            880779103     346      15,100   SH           Sole        None    15,100
TOLL BROTHERS INC              COM            889478103     951      50,000   SH           Sole        None    50,000
WYNN RESORTS LTD               COM            983134107   1,351      16,800   SH           Sole        None    16,800















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